RIGHT-OF-USE ASSETS AND LEASE LIABILITIES - Additional information (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2022 USD ($) item	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Leases
Number of cultivation and processing facilities entered for sale and lease back | item	2
Purchase price of sale and lease back transaction	$ 28,107
Gain on sale of assets	2,173	$ (91)	$ 8
Lease liability	25,331	135,515
Right-of-use assets - operating, net	25,339	127,024	121,340
ROU asset, work allowance	750
Proceeds from financing transaction, net of financing costs	27,599
Maximum construction financing allowance	$ 14,187
Initial term of the agreement	15 years
Number of options to renew | item	2
Renewal term	5 years
Percentage of initial payments on purchase price	10.00%
Percentage of increase in payments annually after first year	3.00%
Construction finance liabilities		38,205	$ 36,181
Transactions for sale-leaseback treatment, gain or loss was recognized		0
Impairment loss on ROU operating assets		$ 1,462
Buildings and improvements
Leases
Assets divested	$ 22,206
Land
Leases
Assets divested	$ 3,728